Revenue	12 Months Ended
Dec. 31, 2024
Revenue.
Revenue

Note 14 - Revenue

Disaggregated revenue under revenue contracts with customers classified by commodity, geography and type comprised the following:

	2024	2023
Commodity
Gold(1)	$706.9	$784.4
Silver	117.8	126.7
Platinum group metals(1)	28.3	39.8
Precious metals	$853.0	$950.9
Iron ore(2)	$50.5	$47.2
Other mining assets	8.2	13.2
Other mining	$58.7	$60.4
Oil	$128.6	$134.9
Gas	44.1	54.1
Natural gas liquids	20.3	18.7
Energy	$193.0	$207.7
Revenue from royalty, stream and working interests	$1,104.7	$1,219.0
Interest from loans receivable
Interest revenue	$8.3	$—
Other interest income	0.6	—
	$1,113.6	$1,219.0
Geography
South America	$451.1	$370.7
Central America & Mexico	86.1	316.8
United States	205.0	208.0
Canada(1)(2)	192.8	177.1
Rest of World	178.6	146.4
	$1,113.6	$1,219.0
Type
Revenue-based royalties	$440.1	$380.0
Streams(1)	567.9	726.7
Profit-based royalties	57.8	64.9
Interest revenue and other(2)	47.8	47.4
	$1,113.6	$1,219.0
1.	For the year ended December 31, 2024, revenue includes a gain of $0.1 million and nil for provisional pricing adjustments for gold and platinum group metals, respectively (2023 – gains of $0.2 million and $0.1 million, respectively).
2.	For the year ended December 31, 2024, revenue includes dividend income of $13.8 million from the Company’s equity investment in LIORC (2023 – $12.1 million).